Trade and Other Receivables - Additional Information (Details) $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Trade and other receivables [abstract]
Research tax credit	€ 5,282,000	$ 9,585	€ 7,911,000	$ 8,785	€ 9,585,000
VAT receivables	1,038,000		2,766,000		1,814,000
Credit notes from suppliers	€ 752,000		€ 406,000		€ 408,000